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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Strategic Income Fund
               Schedule of Investments  6/30/06 (unaudited)
    Shares                                                  Value

               CONVERTIBLE CORPORATE BONDS - 0.1 %
               Semiconductors - 0.1 %
               Semiconductor Equipment - 0.1 %
    1,230,000  Brooks Automation, Inc., 4.75%, 6/1/08    $ 1,194,638
               TOTAL CONVERTIBLE CORPORATE BONDS         $ 1,194,638
               (Cost   $      1,153,271)

               ASSET BACKED SECURITIES - 3.5 %
               Transportation - 0.2 %
               Airlines - 0.2 %
    2,099,783  Continental Airlines, Inc., 6.795%, 8/2/18$ 1,981,386
               Total Transportation                      $ 1,981,386

               Energy - 1.2 %
               Electric Utilities - 1.2 %
    3,482,303  PF Export Receivable Master Trust, 6.436%,$ 3,481,711
               Total Energy                              $ 3,481,711

               Utilities - 1.4 %
               Electric Utilities - 1.4 %
    5,089,264  Caithness Coso Fund Corp., 6.263%, 6/15/14$ 4,984,426
    2,508,250  Empresa Electric, 8.625%, 4/30/13 (144A)    2,707,648
    5,187,600  FPL Energy Wind Funding, 6.876%, 6/27/17 (1 5,181,116
    5,695,014  Ormat Funding Corp., 8.25%, 12/30/20        5,837,389
    4,725,380  Power Receivables Finance, 6.29%, 1/1/12 (1 4,707,282
    1,359,659  Tenaska Alabama, 7.0%, 6/30/21 (144A)       1,325,146
                                                         $24,743,007
               Total Utilities                           $24,743,007
               TOTAL ASSET BACKED SECURITIES             $30,206,104
               (Cost   $     37,949,492)

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
               Diversified Financials - 0.4 %
               Diversified Financial Services - 0.4 %
    1,376,000  Global Signal, 7.036%, 2/15/36 (144A)     $ 1,374,113
    3,000,000  Tower 2004-2A F, 6.376%, 12/15/14           2,946,660
                                                         $ 4,320,773
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS $ 4,320,773
               (Cost   $      4,376,000)

               CORPORATE BONDS - 35.1 %
               Energy - 4.6 %
               Coal & Consumable Fuels - 0.4 %
    4,500,000  Adaro Finance B.V., 8.5%, 12/8/10 (144A)  $ 4,477,500
               Oil & Gas Drilling - 0.6 %
    535,000    Copano Energy LLC, 8.125%, 3/1/16 (144A)  $   532,325
    5,200,000  DDI Holding AS, 9.3%, 1/19/12               5,343,000
                                                         $ 5,875,325
               Oil & Gas Equipment & Services - 0.2 %
    2,545,000  Semgroup LP, 8.75%, 11/15/15 (144A)       $ 2,532,275
               Oil & Gas Exploration & Production - 2.9 %
    1,138,197  Atlas Pipeline Partners, 8.125%, 12/15/15 $ 1,133,928
    3,820,000  Baytex Energy, Ltd., 9.625%, 7/15/10        3,944,150
    3,980,000  Clayton Williams Energy 7.75%, 8/1/13       3,661,600
    4,175,000  Compton Petroleum Corporation, 7.625%, 12/1 3,987,125
    6,375,000  Gazprom International SA., 7.201%, 2/1/20 ( 6,462,656
    2,565,000  Harvest Operations Corp., 7.875%, 10/15/11  2,436,750
    2,550,000  LPG International, Inc., 7.25%, 12/20/15    2,346,000
    2,825,000,000 Petroleos Mexicanos, 7.375%, 8/13/07     1,929,139
    1,660,000  Petroquest Energy, Inc., 10.375%, 5/15/12   1,718,100
    3,400,000  Quicksilver Resources In., 7.125%, 4/1/16   3,187,500
    815,000    Southern Star Central Corp., 6.75%, 3/1/16    782,400
                                                         $31,589,348
               Oil & Gas Storage & Transporation - 0.5 %
    1,255,000  Inergy LP, 8.25%, 3/1/16                  $ 1,267,550
    1,315,000  Targa Resources, Inc., 8.5%, 11/1/13 (144A) 1,268,975
    2,723,000  Transmontaigne, Inc., 9.125%, 6/1/10        2,899,995
                                                         $ 5,436,520
               Total Energy                              $49,910,968

               Materials - 6.4 %
               Aluminum - 0.8 %
    6,657,000  Asia Aluminum Holdings, 8.0%, 12/23/11 (14$ 6,240,938
    2,160,000  Novelis, Inc., 7.25%, 2/15/15               2,073,600
                                                         $ 8,314,538
               Commodity Chemicals - 1.0 %
    1,690,000  Arco Chemical Co., 9.8%, 2/1/20           $ 1,985,750
    1,130,000  Aventine Renewable Energy, Floating Rate No 1,190,738
    5,405,000  Invista, 9.25%, 5/1/12 (144A)               5,675,250
    2,625,000  Verasun Energy Corp., 9.875%, 12/15/12 (144 2,769,375
                                                         $11,621,113
               Construction Materials - 0.5 %
    4,400,000  U.S. Concrete, Inc., 8.375%, 4/1/14       $ 4,444,000
    1,350,000  Caue Finance, Ltd., 8.875%, 8/1/15 (144A)   1,383,750
                                                         $ 5,827,750
               Diversified Chemical - 0.7 %
    1,885,000  Basell Finance Co., 8.1%, 3/15/27 (144A)  $ 1,705,925
    1,750,000  Ineos Group Holdings PLC, 7.875%, 2/15/16 ( 2,086,434
    2,525,000  Nell AF Sarl 8.375%, 8/15/15 (144A)         3,260,622
                                                         $ 7,052,981
               Diversified Metals & Mining - 1.2 %
    1,690,000  American Rock Salt Co., LLC, 9.5%, 3/15/14$ 1,711,125
    3,000,000  Vale Overseas, Ltd., 6.25%, 1/11/16         2,857,500
    3,300,000  Vale Overseas, Ltd., 8.25%, 1/17/34         3,559,875
    4,700,000  Vedenta Resources Plc, 6.625%, 2/22/10 (144 4,488,500
                                                         $12,617,000
               Forest Products - 0.4 %
    2,710,000  Ainsworth Lumber, 6.75%, 3/15/14          $ 2,059,600
    1,715,000  Sino Forest Corp., 9.125%, 8/17/11 (144A)   1,766,450
                                                         $ 3,826,050
               Metal & Glass Containers - 0.2 %
    1,970,000  Greif Brothers Corp., 8.875%, 8/1/12      $ 2,073,425
               Paper Packaging - 0.4 %
    2,470,000  AEP Industries, Inc., 7.875%, 3/15/13     $ 2,476,175
    2,220,000  Graham Packaging Co., 9.875%, 10/15/14 (b)  2,197,800
                                                         $ 4,673,975
               Paper Products - 0.5 %
    3,000,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13 $ 2,430,000
    3,620,000  Bowater, Inc., 6.5%, 6/15/13                3,149,400
                                                         $ 5,579,400
               Diversified Chemicals - 0.7 %
    7,050,000  Crystal US Holdings, Inc., Floating Rate N$ 5,516,625
               Total Materials                           $67,102,857

               Capital Goods - 4.1 %
               Aerospace & Defense - 0.1 %
    400,000    L-3 Communications Corp., 6.125%, 1/15/14 $   380,000
    1,265,000  L-3 Communications Corp., 6.375%, 10/15/15  1,208,075
                                                         $ 1,588,075
               Building Products - 0.4 %
    4,775,000  Builders Firstsource, Inc., Floating Rate $ 4,894,375
               Construction & Engineering - 1.3 %
    3,550,000  Dycom Industries, 8.125%, 10/15/15        $ 3,558,875
    59,950,000 Kvaerner ASA, 0.0%, 10/30/11               10,493,960
                                                         $14,052,835
               Construction & Farm Machinery & Heavy Trucks - 0.6 %
    2,025,000  Commercial Vehicle Group, 8.0%, 7/1/13    $ 1,938,938
    4,660,000  Greenbrier Co., Inc., 8.375%, 5/15/15       4,759,025
                                                         $ 6,697,963
               Industrial Machinery - 0.3 %
    2,150,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A) $ 2,257,500
    1,146,000  JLG Industries, Inc., 8.375%, 6/15/12       1,186,110
                                                         $ 3,443,610
               Trading Companies & Distributors - 1.3 %
    6,925,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)$ 6,324,499
    8,250,000  Noble Group, Ltd., 6.625%, 3/17/15 (144A)   7,151,554
                                                         $13,476,053
               Total Capital Goods                       $44,152,911

               Commercial Services & Supplies - 1.0 %
               Diversified Commercial Services - 0.5 %
    820,000    Ashtead Holdings Plc, 8.625%, 8/1/15 (144A$   828,200
    1,340,000  FTI Consulting, 7.625%, 6/15/13             1,356,750
    3,800,000  Park-Ohio Industries, Inc., 8.375%, 11/15/1 3,344,000
                                                         $ 5,528,950
               Environmental & Facilities Services - 0.5 %
    1,633,000  Clean Harbors, Inc., 11.25%, 7/15/12 (144A$ 1,837,125
    3,780,000  Hydrochem Industrial Service, 9.25%, 2/15/1 3,647,700
                                                         $ 5,484,825
               Total Commercial Services & Supplies      $11,013,775

               Transportation - 1.0 %
               Airlines - 0.1 %
    1,500,000  AMR Corp., 9.8%, 10/1/21                  $ 1,398,750
               Airport Services - 0.1 %
    835,000    K&F Acquisition, Inc., 7.75%, 11/15/14    $   822,475
               Marine - 0.7 %
    3,245,000  CMA CGM SA, 7.25%, 2/1/13 (144A)          $ 2,969,175
    5,185,000  Stena AB, 7.0%, 12/1/16                     4,770,200
    150,000    Trailer Bridge, Inc., 9.25%, 11/15/11         153,750
                                                         $ 7,893,125
               Railroads - 0.1 %
    800,000    TFM SA De CV, 9.375%, 5/1/12              $   852,000
               Total Transportation                      $10,966,350

               Automobiles & Components - 0.4 %
               Tires & Rubber - 0.4 %
    4,475,000  Goodyear Tire & Rubber, 9.0%, 7/1/15 (b)  $ 4,273,625
               Total Automobiles & Components            $ 4,273,625

               Consumer Durables & Apparel - 1.5 %
               Footwear - 0.2 %
    2,495,000  Brown Shoe Co., Inc., 8.75%, 5/1/12       $ 2,563,613
               Homebuilding - 1.3 %
    4,215,000  Desarrolladora Homex SA, 7.5%, 9/28/15    $ 3,962,100
    2,829,000  Meritage Homes Corp., 6.25%, 3/15/15        2,383,433
    2,600,000  Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (14 2,600,000
    3,285,000  WCI Communities, Inc., 6.625%, 3/15/15 (b)  2,726,550
    2,530,000  WCI Communities, Inc., 7.875%, 10/1/13      2,220,075
                                                         $13,892,158
               Total Consumer Durables & Apparel         $16,455,771

               Consumer Services - 1.7 %
               Casinos & Gaming - 0.8 %
    3,525,000  Lottomatica Spa, Variable Rate, 3/31/66 (1$ 4,501,030
    4,100,000  Trump Entertainment Resorts, 8.5%, 6/1/15 ( 3,941,125
                                                         $ 8,442,155
               Restaurants - 0.7 %
    1,065,000  Dunkin Brands Master Finance LLC,  8.28%, $ 1,069,103
                                                         $ 1,069,103
               Hotels, Resorts & Cruise Lines - 0.2 %
    1,905,000  Galaxy Entertainment Financial, 9.875%, 12$ 1,981,200
               Total Consumer Services                   $11,492,458

               Media - 1.5 %
               Broadcasting & Cable Television - 1.0 %
    7,030,000  C&M Finance, Ltd., 8.1%, 2/1/16 (144A)    $ 6,713,650
    3,935,000  Kabel Deutschland GMBH, 10.625%, 7/1/14     4,151,425
                                                         $10,865,075
               Movies & Entertainment - 0.5 %
    5,500,000  Corp Interamer De Entret, 8.875%, 6/14/15 $ 5,225,000
               Total Media                               $16,090,075

               Retailing - 0.5 %
               Automotive Retail - 0.2 %
    2,035,000  Autonation, Inc., 7.0%, 4/15/14 (144A)    $ 2,004,475
               Computer & Electronics Retail - 0.1 %
    1,640,000  GSC Holdings Corp., 8.0%, 10/1/12 (b)     $ 1,640,000
               Distributors - 0.2 %
    1,700,000  Central Eur Distribution Corp. , 8.0%, 7/2$ 2,333,942
               Total Retailing                           $ 5,978,417

               Food & Drug Retailing - 0.1 %
               Drug Retail - 0.1 %
    1,670,000  Duane Reade, Inc., Floating Rate Note, 12/$ 1,619,900
               Total Food & Drug Retailing               $ 1,619,900

               Food, Beverage & Tobacco - 0.6 %
               Brewers - 0.6 %
    3,114,000  Argentine Beverages, 7.375%, 3/22/12 (144A$ 2,989,440
    2,530,000  Cia Brasileira de Bebida, 8.75%, 9/15/13    2,786,163
    535,000    Cia Brasileira de Bebida, 10.5%, 12/15/11     621,938
                                                         $ 6,397,541
               Packaged Food & Meats - 0.2 %
    1,600,000  Nutro Products, Inc., Floating Rate Note, $ 1,630,000
               Total Food, Beverage & Tobacco            $ 8,027,541

               Health Care Equipment & Services - 0.3 %
               Health Care Services - 0.3 %
    3,015,000  Rural/Metro Corp., 9.875%, 3/15/15        $ 3,116,756
               Total Health Care Equipment & Services    $ 3,116,756

               Pharmaceuticals & Biotechnology - 0.7 %
               Biotechnology - 0.4 %
    4,225,000  Angiotech Pharmaceutical, 7.75%, 4/1/14 (1$ 4,034,875
               Pharmaceuticals - 0.3 %
    3,430,000  Warner Chilcott Corp., 8.75%, 2/1/15      $ 3,472,875
               Total Pharmaceuticals & Biotechnology     $ 7,507,750

               Banks - 1.4 %
               Diversified Banks - 1.4 %
    3,225,000  ATF Bank JSC, 9.25%, 4/12/12 (144A)       $ 3,209,520
    2,900,000  Kazkommerts International BV, 8.0%, 11/3/15 2,813,000
    1,906      Nykredit, 6.0%, 10/1/29                           340
    96,800     Nykredit, 7.0%, 10/1/32                        17,755
    2,000,000  Russian Stand Bank, 7.5%, 10/7/10 (144A)    1,865,000
    210,000    SEB, 8.125%, 9/6/49 (144A)                    210,944
    3,500,000  Sibacademfinance Plc, 9.0%, 5/12/09 (144A)  3,442,600
    3,470,000  Turanalem Finance BV, 8.5%, 2/10/15 (144A)  3,404,938
                                                         $14,964,097
               Total Banks                               $14,964,097

               Diversified Financials - 1.8 %
               Consumer Finance - 0.8 %
    4,730,000  Ford Motor Credit Co., 5.7%, 1/15/10      $ 4,143,182
    4,559,000  SLM Corp., Floating Rate Note, 7/25/14      4,165,832
                                                         $ 8,309,014
               Investment Banking & Brokerage - 0.4 %
    4,175,000  E*Trade Financial Corp., 8.0%, 6/15/11    $ 4,258,500
    700,000    Sistema Finance SA, 10.25%, 4/14/08           722,540
                                                         $ 4,981,040
               Diversified Financial Services - 0.5 %
    3,800,000  Bombardier Capital, Inc., 7.09%, 3/30/07  $ 3,800,000
    2,000,000  CCSA Finance, Ltd., 7.875%, 5/17/16 (144A)  1,890,000
                                                         $ 5,690,000
               Specialized Finance - 0.1 %
    1,414,000  Dollar Financial Group, 9.75%, 11/15/11   $ 1,520,050
               Total Diversified Financials              $20,500,104

               Insurance - 3.5 %
               Life & Health Insurance - 0.9 %
    6,850,000  Presidential Life Corp., 7.875%, 2/15/09  $ 6,815,750
    2,885,000  Provident Co., Inc., 7.0%, 7/15/18          2,785,395
                                                         $ 9,601,145
               Multi-Line Insurance - 0.5 %
    5,936,000  Hanover Insurance Group, 7.625%, 10/15/25 $ 5,950,442
               Property & Casualty Insurance - 1.0 %
    5,250,000  Kingsway America, Inc., 7.5%, 2/1/14      $ 5,198,471
    5,150,000  Ohio Casualty Corp., 7.3%, 6/15/14          5,208,777
                                                         $10,407,248
               Reinsurance - 1.1 %
    5,030,000  Odyssey Re Holdings, 7.65%, 11/1/13       $ 4,832,874
    7,625,000  Platinum Underwriters HD 7.50%, 6/1/17      7,480,072
                                                         $12,312,946
               Total Insurance                           $38,271,781

               Real Estate - 1.2 %
               Real Estate Management & Development - 0.1 %
    1,540,000  Forest City Enterprises, 7.625%, 6/1/15   $ 1,551,550
               Real Estate Investment Trusts - 1.1 %
    2,310,000  BF Saul Real Estate Investment Trust, 7.5%$ 2,344,650
    690,000    Crescent Real Estate, 9.25%, 4/15/09          717,255
    6,390,000  Trustreet Properties, Inc., 7.5%, 4/1/15    6,294,150
    2,535,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 2,535,000
                                                         $11,891,055
               Total Real Estate                         $13,442,605

               Technology Hardware & Equipment - 0.8 %
               Communications Equipment - 0.2 %
    2,500,000  Corning, Inc., 5.9%, 3/15/14              $ 2,471,793
               Technology Distributors - 0.6 %
    6,314,000  Anixter International Corp., 5.95%, 3/1/15$ 5,808,880
               Total Technology Hardware & Equipment     $ 8,280,673

               Semiconductors - 0.3 %
               Semiconductors - 0.3 %
    2,920,000  Chartered Semiconductor, 6.375%, 8/3/15   $ 2,787,610
               Total Semiconductors                      $ 2,787,610

               Telecommunication Services - 1.8 %
               Integrated Telecommunication Services - 0.8 %
    2,180,000  Embarq Corp., 7.082%, 6/1/16              $ 2,168,025
    2,400,000  Eschelon Operating Co., 8.375%, 3/15/10     2,280,000
    818,000    Tele Norte Leste Participacoes , 8.0%, 12/1   850,720
                                                         $ 5,298,745
               Wireless Telecommunication Services - 1.0 %
    795,000    Digicel, Ltd., 9.25%, 9/1/12 (144A)       $   830,775
    1,700,000  Mobile Telesystems Finance, 8.375%, 10/14/1 1,697,875
    1,270,000  Mobile Telesystems Finance, 9.75%, 1/30/08  1,309,683
    3,700,000  Stratos Global Corp., 9.875%, 2/15/13 (144A 3,478,000
    4,810,000  Zeus Special Sub, Ltd., Floating Rate Note, 3,318,900
                                                         $10,635,233
               Total Telecommunication Services          $15,933,978

               Utilities - 1.0 %
               Electric Utilities - 1.0 %
    4,434,378  Juniper Generation, 6.79%, 12/31/14 (144A)$ 4,215,364
    3,775,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 ( 3,502,181
    3,250,000  MSW Energy Holdings, 7.375%, 9/1/10         3,250,000
                                                         $10,967,545
               Multi-Utilities - 0.0 %
    540,000    Reliant Energy, Inc., 6.75%, 12/15/14     $   496,800
               Total Utilities                           $11,464,345
               TOTAL CORPORATE BONDS                     $383,354,347
               (Cost   $    384,045,940)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.1 %
    5,969,813  Federal Home Loan Mortgage Corp., 4.5%, 10$ 5,415,943
    162,334    Federal Home Loan Mortgage Corp., 4.5%, 11/   153,542
    2,834,530  Federal Home Loan Mortgage Corp., 4.5%, 11/ 2,676,113
    443,307    Federal Home Loan Mortgage Corp., 4.5%, 4/1   418,531
    8,066,856  Federal Home Loan Mortgage Corp., 4.5%, 4/1 7,616,013
    4,668,128  Federal Home Loan Mortgage Corp., 4.5%, 4/1 4,245,510
    8,868,521  Federal Home Loan Mortgage Corp., 4.5%, 5/1 8,372,874
    3,425,797  Federal Home Loan Mortgage Corp., 4.5%, 7/1 3,234,335
    177,441    Federal Home Loan Mortgage Corp., 4.5%, 8/1   167,832
    645,073    Federal Home Loan Mortgage Corp., 5.0%, 11/   604,371
    1,017,251  Federal Home Loan Mortgage Corp., 5.0%, 5/1   953,066
    5,500,000  Federal Home Loan Mortgage Corp., 5.0%, 6/1 5,136,885
    2,392,795  Federal Home Loan Mortgage Corp., 5.0%, 7/1 2,236,372
    930,994    Federal Home Loan Mortgage Corp., 5.5%, 1/1   896,572
    241,188    Federal Home Loan Mortgage Corp., 5.5%, 10/   237,009
    8,857,970  Federal Home Loan Mortgage Corp., 5.5%, 11/ 8,548,358
    224,656    Federal Home Loan Mortgage Corp., 5.5%, 4/1   216,692
    424,711    Federal Home Loan Mortgage Corp., 5.5%, 5/1   409,730
    4,196,968  Federal Home Loan Mortgage Corp., 5.5%, 6/1 4,033,773
    52,596     Federal Home Loan Mortgage Corp., 6.0% 3/1/    51,943
    184,687    Federal Home Loan Mortgage Corp., 6.0%, 1/1   182,522
    139,181    Federal Home Loan Mortgage Corp., 6.0%, 1/1   137,453
    88,354     Federal Home Loan Mortgage Corp., 6.0%, 1/1    87,318
    278,555    Federal Home Loan Mortgage Corp., 6.0%, 1/1   275,098
    2,397,695  Federal Home Loan Mortgage Corp., 6.0%, 1/1 2,365,520
    655,114    Federal Home Loan Mortgage Corp., 6.0%, 1/1   646,323
    94,637     Federal Home Loan Mortgage Corp., 6.0%, 2/1    93,528
    131,384    Federal Home Loan Mortgage Corp., 6.0%, 3/1   129,844
    282,895    Federal Home Loan Mortgage Corp., 6.0%, 3/1   279,384
    2,375,376  Federal Home Loan Mortgage Corp., 6.0%, 6/1 2,379,839
    3,500,494  Federal Home Loan Mortgage Corp., 6.0%, 6/1 3,448,675
    1,900,137  Federal Home Loan Mortgage Corp., 6.0%, 8/1 1,874,639
    467,136    Federal Home Loan Mortgage Corp., 6.0%, 9/1   461,338
    13,902     Federal Home Loan Mortgage Corp., 6.5% 9/1/    14,033
    630,466    Federal Home Loan Mortgage Corp., 6.5%, 10/   638,295
    2,385,046 Federal National Mortgage Association, 4.5% 2,162,243 2,438,842 Federal National Mortgage Association, 4.5% 2,209,718 2,132,742 Federal National Mortgage Association, 4.5% 2,015,954 1,868,591 Federal National Mortgage Association, 4.5% 1,766,268 2,549,618 Federal National Mortgage Association, 4.5% 2,311,441
    71,929     Federal National Mortgage Association, 5.0%    67,281
    2,380,397 Federal National Mortgage Association, 5.0% 2,293,274 3,447,446 Federal National Mortgage Association, 5.0% 3,321,268
    863,938    Federal National Mortgage Association, 5.0%   808,105
    54,154     Federal National Mortgage Association, 5.0%    50,654
    939,238    Federal National Mortgage Association, 5.0%   878,540
    55,838     Federal National Mortgage Association, 5.0%    52,230
    67,539     Federal National Mortgage Association, 5.0%    63,174
    60,532     Federal National Mortgage Association, 5.0%    56,620
    3,967,066  Federal National Mortgage Association, 5.0% 3,716,757
    943,741    Federal National Mortgage Association, 5.0%   882,751
    919,244    Federal National Mortgage Association, 5.0%   859,838
    3,013,221  Federal National Mortgage Association, 5.0% 2,902,935
    846,911    Federal National Mortgage Association, 5.0%   792,180
    57,055     Federal National Mortgage Association, 5.0%    53,368
    79,802     Federal National Mortgage Association, 5.0%    74,645
    43,356     Federal National Mortgage Association, 5.0%    40,529
    916,913    Federal National Mortgage Association, 5.0%   857,132
    915,328    Federal National Mortgage Association, 5.0%   856,175
    968,533    Federal National Mortgage Association, 5.0%   905,387
    31,067     Federal National Mortgage Association, 5.0%    29,042
    48,145     Federal National Mortgage Association, 5.0%    45,006
    931,581    Federal National Mortgage Association, 5.0%   870,844
    38,269     Federal National Mortgage Association, 5.0%    35,796
    24,907     Federal National Mortgage Association, 5.0%    23,298
    8,705,978  Federal National Mortgage Association, 5.0% 8,387,334
    915,948    Federal National Mortgage Association, 5.0%   856,755
    49,637     Federal National Mortgage Association, 5.0%    46,429
    5,092,420  Federal National Mortgage Association, 5.0% 4,763,322
    71,036     Federal National Mortgage Association, 5.0%    66,445
    54,553     Federal National Mortgage Association, 5.0%    51,027
    4,985,292 Federal National Mortgage Association, 5.5% 4,788,581 10,063,752 Federal National Mortgage Association, 5.5% 9,673,001 1,313,032 Federal National Mortgage Association, 5.5% 1,291,079
    799,661    Federal National Mortgage Association, 5.5%   786,105
    2,750,000 Federal National Mortgage Association, 5.5% 2,643,224 1,995,745 Federal National Mortgage Association, 5.5% 1,918,254 5,312,192 Federal National Mortgage Association, 5.5% 5,171,905
    65,765     Federal National Mortgage Association, 5.5%    62,924
    1,817,181 Federal National Mortgage Association, 5.5% 1,786,374 6,703,518 Federal National Mortgage Association, 5.5% 6,503,764
    895,056    Federal National Mortgage Association, 5.5%   859,738
    5,988,042 Federal National Mortgage Association, 5.5% 5,751,764 1,070,272 Federal National Mortgage Association, 5.5% 1,052,558 1,655,950 Federal National Mortgage Association, 5.5% 1,597,496 1,995,818 Federal National Mortgage Association, 5.5% 1,917,067
    384,167    Federal National Mortgage Association, 5.5%   370,606
    588,549    Federal National Mortgage Association, 5.5%   581,081
    239,489    Federal National Mortgage Association, 5.5%   231,035
    559,904    Federal National Mortgage Association, 5.5%   540,140
    125,862    Federal National Mortgage Association, 6.0%   124,346
    33,416     Federal National Mortgage Association, 6.0%    33,013
    109,657    Federal National Mortgage Association, 6.0%   108,336
    86,283     Federal National Mortgage Association, 6.0%    85,244
    306,157    Federal National Mortgage Association, 6.0%   302,272
    1,133,380  Federal National Mortgage Association, 6.0% 1,119,723
    779,152    Federal National Mortgage Association, 6.0%   769,266
    871,368    Federal National Mortgage Association, 6.0%   860,313
    18,575     Federal National Mortgage Association, 6.0%    18,364
    71,320     Federal National Mortgage Association, 6.0%    70,461
    105,858    Federal National Mortgage Association, 6.0%   104,582
    4,915,072 Federal National Mortgage Association, 6.0% 4,838,428 1,269,518 Federal National Mortgage Association, 6.0% 1,274,122
    624,538    Federal National Mortgage Association, 6.0%   626,924
    10,500,000 Federal National Mortgage Association, 6.37 7,821,705
    56,879     Federal National Mortgage Association, 6.5%    57,381
    44,027     Federal National Mortgage Association, 6.5%    44,415
    1,061,909  Federal National Mortgage Association, 6.5% 1,074,700
    9,747      Federal National Mortgage Association, 6.5%     9,788
    17,947     Federal National Mortgage Association, 6.5%    18,105
    2,091      Federal National Mortgage Association, 6.5%     2,112
    26,231     Federal National Mortgage Association, 6.5%    26,470
    1,845      Federal National Mortgage Association, 6.5%     1,861
    6,174      Federal National Mortgage Association, 6.5%     6,232
    28,789     Federal National Mortgage Association, 6.5%    29,051
    1,466,500  Federal National Mortgage Association, 6.5% 1,479,443
    2,053      Federal National Mortgage Association, 7.0%     2,105
    2,233      Federal National Mortgage Association, 7.0%     2,290
    8,270      Federal National Mortgage Association, 7.0%     8,478
    13,237     Federal National Mortgage Association, 7.0%    13,563
    4,007      Federal National Mortgage Association, 7.5%     4,159
    1,293,607 Government National Mortgage Association, 4 1,190,013 5,000,001 Government National Mortgage Association, 4 4,591,804
    46,416     Government National Mortgage Association, 4    42,699
    248,638    Government National Mortgage Association, 4   228,549
    849,448    Government National Mortgage Association, 4   780,100
    3,844,083  Government National Mortgage Association, 4 3,490,625
    1,042,151  Government National Mortgage Association, 4   957,070
    296,197    Government National Mortgage Association, 4   272,015
    844,827    Government National Mortgage Association, 4   775,856
    230,030    Government National Mortgage Association, 4   211,250
    2,500,000 Government National Mortgage Association, 4 2,294,720 1,662,908 Government National Mortgage Association, 4 1,529,740
    750,034    Government National Mortgage Association, 4   688,802
    1,667,024  Government National Mortgage Association, 5 1,619,050
    234,641    Government National Mortgage Association, 5   227,888
    470,381    Government National Mortgage Association, 5   456,809
    837,870    Government National Mortgage Association, 5   793,230
    2,622,137  Government National Mortgage Association, 5 2,482,433
    51,189     Government National Mortgage Association, 5    48,504
    490,875    Government National Mortgage Association, 5   464,722
    920,575    Government National Mortgage Association, 5   871,528
    905,964    Government National Mortgage Association, 5   857,695
    984,376    Government National Mortgage Association, 5   931,930
    983,318    Government National Mortgage Association, 5   930,928
    3,472,012 Government National Mortgage Association, 5 3,287,027 3,278,487 Government National Mortgage Association, 5 3,105,924 1,841,493 Government National Mortgage Association, 5 1,786,481 1,173,869 Government National Mortgage Association, 5 1,138,341 2,095,278 Government National Mortgage Association, 5 2,070,953
    232,683    Government National Mortgage Association, 5   229,981
    1,796,880 Government National Mortgage Association, 5 1,743,201 2,785,388 Government National Mortgage Association, 5 2,702,179
    30,902     Government National Mortgage Association, 5    30,550
    4,776,729 Government National Mortgage Association, 5 4,632,161 5,692,623 Government National Mortgage Association, 5 5,520,334 3,930,896 Government National Mortgage Association, 5 3,811,927 4,982,352 Government National Mortgage Association, 5 4,830,143
    448,513    Government National Mortgage Association, 5   434,811
    166,898    Government National Mortgage Association, 5   165,047
    4,474,426 Government National Mortgage Association, 5 4,339,006 1,906,268 Government National Mortgage Association, 5 1,849,321 2,498,740 Government National Mortgage Association, 5 2,413,950
    800,641    Government National Mortgage Association, 5   777,021
    1,887,429  Government National Mortgage Association, 5 1,831,045
    371,626    Government National Mortgage Association, 5   367,312
    1,769,494 Government National Mortgage Association, 5 1,748,951 1,283,857 Government National Mortgage Association, 5 1,268,952 1,700,464 Government National Mortgage Association, 5 1,680,723 1,310,648 Government National Mortgage Association, 6 1,301,892
    55,813     Government National Mortgage Association, 6    55,848
    643,651    Government National Mortgage Association, 6   648,235
    974,270    Government National Mortgage Association, 6   981,809
    76,843     Government National Mortgage Association, 6    76,329
    932,340    Government National Mortgage Association, 6   926,111
    453,152    Government National Mortgage Association, 6   450,013
    1,427,395  Government National Mortgage Association, 6 1,417,858
    206,147    Government National Mortgage Association, 6   207,689
    62,873     Government National Mortgage Association, 6    63,371
    1,496,761  Government National Mortgage Association, 6 1,486,761
    333,039    Government National Mortgage Association, 6   334,901
    80,014     Government National Mortgage Association, 6    80,647
    47,769     Government National Mortgage Association, 6    47,450
    705,221    Government National Mortgage Association, 6   700,510
    50,578     Government National Mortgage Association, 6    50,240
    558,261    Government National Mortgage Association, 6   554,531
    8,735      Government National Mortgage Association, 6     8,803
    50,306     Government National Mortgage Association, 6    49,970
    53,607     Government National Mortgage Association, 6    53,249
    81,104     Government National Mortgage Association, 6    80,562
    327,709    Government National Mortgage Association, 6   325,519
    420,302    Government National Mortgage Association, 6   417,494
    103,045    Government National Mortgage Association, 6   103,621
    469,199    Government National Mortgage Association, 6   472,540
    21,299     Government National Mortgage Association, 6    21,458
    157,566    Government National Mortgage Association, 6   156,513
    904,113    Government National Mortgage Association, 6   898,072
    2,746,274  Government National Mortgage Association, 6 2,727,927
    14,911     Government National Mortgage Association, 6    14,994
    659,355    Government National Mortgage Association, 6   664,457
    1,643,094  Government National Mortgage Association, 6 1,655,807
    596,716    Government National Mortgage Association, 6   592,729
    17,840     Government National Mortgage Association, 6    17,967
    1,361,891  Government National Mortgage Association, 6 1,372,429
    369,103    Government National Mortgage Association, 6   371,959
    1,109,193  Government National Mortgage Association, 6 1,101,783
    742,926    Government National Mortgage Association, 6   737,962
    2,646      Government National Mortgage Association, 6     2,665
    1,161,123 Government National Mortgage Association, 6 1,153,974 2,541,169 Government National Mortgage Association, 6 2,525,985
    307,602    Government National Mortgage Association, 6   305,472
    676,615    Government National Mortgage Association, 6   681,782
    853,487    Government National Mortgage Association, 6   847,785
    134,577    Government National Mortgage Association, 6   133,678
    20,311     Government National Mortgage Association, 6    20,621
    27,401     Government National Mortgage Association, 6    27,759
    1,734      Government National Mortgage Association, 6     1,754
    37,717     Government National Mortgage Association, 6    38,240
    36,771     Government National Mortgage Association, 6    37,280
    56,991     Government National Mortgage Association, 6    57,751
    20,356     Government National Mortgage Association, 6    20,638
    247,483    Government National Mortgage Association, 6   250,913
    512,826    Government National Mortgage Association, 6   519,888
    37,497     Government National Mortgage Association, 6    37,997
    21,107     Government National Mortgage Association, 6    21,388
    12,415     Government National Mortgage Association, 6    12,607
    145,371    Government National Mortgage Association, 6   147,309
    23,575     Government National Mortgage Association, 6    23,889
    12,068     Government National Mortgage Association, 6    12,229
    62,983     Government National Mortgage Association, 6    63,823
    50,565     Government National Mortgage Association, 6    51,239
    150,277    Government National Mortgage Association, 6   152,280
    28,258     Government National Mortgage Association, 6    28,635
    27,900     Government National Mortgage Association, 6    28,272
    417,507    Government National Mortgage Association, 6   423,073
    177,459    Government National Mortgage Association, 6   179,824
    25,943     Government National Mortgage Association, 6    26,289
    1,068      Government National Mortgage Association, 7     1,102
    2,569      Government National Mortgage Association, 7     2,651
    3,765      Government National Mortgage Association, 7     3,885
    8,046      Government National Mortgage Association, 7     8,302
    15,858     Government National Mortgage Association, 7    16,365
    707        Government National Mortgage Association, 7       740
    2,038      Government National Mortgage Association, 8     2,166
    2,442      Government National Mortgage Association I,     2,475
    12,973     Government National Mortgage Association I,    13,384
    3,562,103 Government National Mortgage Association II 3,234,573 7,111,921 Government National Mortgage Association II 6,463,994 1,126,780 Government National Mortgage Association II 1,088,545 1,026,064 Government National Mortgage Association II 1,020,155
    568,739    Government National Mortgage Association II   563,596
    25,175     Government National Mortgage Association II    25,807
    3,700,000  U.S. Treasury Bonds, 4.0%, 2/15/14          3,437,241
    11,500,000 U.S. Treasury Bonds, 4.375%, 12/15/10      11,170,271
    33,259,000 U.S. Treasury Bonds, 5.25%, 11/15/28       33,103,082
    9,910,000  U.S. Treasury Bonds, 6.25%, 8/15/23        10,929,650
    7,250,000  U.S. Treasury Bonds, 7.25%, 5/15/16         8,394,710
    21,790,076 U.S. Treasury Inflation Notes, 1.875%, 7/1520,675,883
    5,683,664  U.S. Treasury Inflation Notes, 2.0%, 1/15/1 5,427,677
    18,749,392 U.S. Treasury Inflation Notes, 3.0%, 7/15/119,307,486
    2,932,631 U.S. Treasury Inflation Protected Security, 3,071,931 14,699,234 U.S. Treasury Inflation Protected Security,15,375,061
    16,400,000 U.S. Treasury Notes, 3.75%, 3/31/07        16,215,500
    15,600,000 U.S. Treasury Notes, 4.0%, 2/15/15         14,375,150
    5,100,000  U.S. Treasury Notes, 4.125%, 5/15/15        4,735,631
    10,500,000 U.S. Treasury Notes, 4.25%, 1/15/11        10,138,653
    4,225,000  U.S. Treasury Notes, 4.25%, 11/15/14        3,973,482
    4,100,000  U.S. Treasury Notes, 4.25%, 8/15/15         3,836,222
    9,330,000  U.S. Treasury Notes, 4.875%, 2/15/12        9,227,948
    15,265,000 U.S. Treasury Notes, 5.5%, 8/15/28         15,683,597
    32,700,000 U.S. Treasury Strip, 0.0%, 11/15/13        22,499,922
                                                         $533,872,173
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS  $533,872,173
               (Cost   $  550,934,395)

               FOREIGN GOVERNMENT BONDS - 6.7%
ITL 7,120,000,0Banco Nac De Desen Econo, 8.0%, 4/28/10   $ 5,052,462
    2,000,000  Federal Republic of Brazil, 7.875%, 3/7/15  2,094,000
CAD 960,000    Government of Canada, 4.25%, 9/1/09           853,619
SEK 90,450,000 Government of Sweden, 5.25%, 3/15/11       13,329,222
SEK 28,645,000 Government of Sweden, 5.5%, 10/8/12         4,323,548
SEK 23,365,000 Government of Sweden, 8.0%, 8/15/07         3,422,427
NOK 24,450,000 Norwegian Government, 5.5%, 5/15/09         4,085,772
NOK 20,293,000 Norwegian Government, 6.0%, 5/16/11         3,517,939
NOK 61,143,000 Norwegian Government, 6.75%, 1/15/07        9,992,453
AUD 5,344,000  Ontario Province, 5.5%, 4/23/13             3,815,325
AUD 6,780,000  Queensland Treasury, 6.0%, 8/14/13          5,064,787
COP 6,291,364  Republic of Columbia, 9.75%, 4/9/11         6,794,674
    6,140,000  United Kingdom Treasury, 4.75%, 6/7/10     11,322,935
                                                         $73,669,163
               TOTAL FOREIGN GOVERNMENT BONDS            $73,669,163
               (Cost   $ 61,907,568)

               SUPERNATIONAL BONDS - 0.1 %
               Banks - 0.1 %
               Diversified Banks - 0.1 %
AUD 1,000,000  Council of Europe, 5.5%, 1/18/12          $   720,591
               TOTAL SUPERNATIONAL BONDS                 $   720,591
               (Cost   $ 661,838)

               MUNICIPAL BONDS - 1.2 %
               Municipal Airport - 0.4 %
    2,450,000  New Jersey Economic Development Authority $ 2,567,502

    745,000    New Jersey Economic Development Authority,    762,090
    2,450,000  Wayne Charter County SPL, 6.75%, 12/1/15    1,363,744
                                                         $ 4,693,336
               Municipal Medical - 0.1 %
    1,370,000  Massachusetts Health & Educational Facilit$ 1,426,280
               Municipal Tobacco - 0.6 %
    1,575,000 Golden State Tobacco Securitization, 6.75%$ 1,762,787 2,800,000 Tobacco Settlement Authority Washington, 6. 3,043,292 1,075,000 Tobacco Settlement Financing Corp., 7.0%, 6 1,218,878
                                                         $ 6,024,957
               Municipal Utilities - 0.1 %
    1,000,000  San Antonio Texas Electric & Gas Floating $ 1,287,360
               TOTAL MUNICIPAL BONDS                     $13,431,933
               (Cost   $     12,157,390)

               RIGHTS/WARRANTS - 0.0 %
               Transportation - 0.0 %
               Railroads - 0.0 %
    3,100      Atlantic Express Transportation, Expires 4$         0
               TOTAL RIGHTS/WARRANTS                     $         0
               (Cost   $0)

               TEMPORARY CASH INVESTMENTS - 3.3 %
               Repurchase Agreement - 1.9 %
    21,000,000 UBS Warburg, Inc., 4.40%, dated 6/30/06
               repurchase price of $21,000,000 plus accrued
               interest on 7/3/06, collateralized by $21,447,000
               U.S. Treasury Bill, 5.125%, 6/30/08       $21,000,000
    Shares
               Security Lending Collateral - 1.4 %
    15,006,947 Securities Lending Investment Fund, 5.2%  $15,006,947

               TOTAL TEMPORARY CASH INVESTMENTS          $36,006,947
               (Cost   $    36,006,947)
               TOTAL INVESTMENT IN SECURITIES - 98.9%    $1,076,776,669
               (Cost    $1,089,192,841) (a)
               OTHER ASSETS AND LIABILITIES - 1.1%       $11,479,776
               TOTAL NET ASSETS - 100.0%                 $1,088,256,445

    *          Non-income producing security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $165,337,998 or 15.2% of total net assets.

    (a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,088,253,803 was as follows:

               Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax$    22,992,272

               Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over v(34,469,406)

               Net unrealized gain                       $(11,477,134)

    (b)        At June 30, 2006, the following securities were out on loan:

    Principal A                 Security                    Value
    1,623,100  GSC Holdings Corp., 8.0%, 10/1/12         $      1,623,100
    4,412,150  Goodyear Tire & Rubber, 9.0%, 7/1/15             4,235,664
    2,087,100  Graham Packaging Co., 9.875%, 10/15/14           2,066,229
    4,058,700  Trump Entertainment Resorts, 8.5%, 6/1/15        3,896,352
    3,251,600  WCI Communities, Inc., 6.625%, 3/15/15           2,698,828
               Total                                     $    14,520,173

    Note:      Principal amounts are denominated in U.S. Dollars unless
otherwise denoted.
    AUD        Australian Dollar.
    CAD        Canadian Dollar.
    ITL        Italian Lira.
    NOK        Norwegian Krone.
    SEK        Swedish Krone.
    COP        Columbian Peso





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.




ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.